GOODWILL AND INTANGIBLE ASSETS (Q3) - Summary of intangible assets (Details) - USD ($) $ in Thousands		1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Jan. 15, 2016	Dec. 31, 2016	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2017	Mar. 31, 2016	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014
Goodwill [Roll Forward]
Goodwill, Beginning Balance			$ 11,703		$ 11,703	$ 7,663	$ 7,663	$ 7,663
Goodwill, Additions / Adjustments					(211)
Goodwill, Ending Balance		$ 11,703	11,492		11,492		11,703	7,663	$ 7,663
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Total Intangible Assets					798	432	432	432
Amortization			(45)	$ (44)	(132)	$ (44)	(87)		(22)
Total Intangible Assets			666		666		798	$ 432	$ 432
Non-compete agreements
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Total Intangible Assets					1
Amortization					$ (1)		1
Total Intangible Assets							$ 1
Amortization Period					2 years		2 years
Brand
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Total Intangible Assets					$ 79
Amortization					(24)		$ 16
Total Intangible Assets			55		$ 55		$ 79
Amortization Period					3 years		3 years
Developed Technology
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Total Intangible Assets					$ 576
Amortization					(96)		$ 63
Total Intangible Assets			480		$ 480		$ 576
Amortization Period					5 years		5 years
Customer relationships
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Total Intangible Assets					$ 142
Amortization					(11)		$ 7
Total Intangible Assets			$ 131		$ 131		$ 142
Amortization Period					10 years		10 years
VendScreen, Inc
Goodwill [Roll Forward]
Goodwill, Beginning Balance	$ 4,000
Goodwill, Additions / Adjustments		$ 211
Goodwill, Ending Balance	3,829
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Assets and assumed specified liabilities, cash payment	$ 5,625